Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Stock Based Compensation Expense

Stock compensation expense was allocated between departments in continuing operations as follows (in thousands).

	Year ended
	December 31, 2018	December 31, 2017
Research and development	$205	$93
General and administrative	707	787
Total	$912	$880

Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model	The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions
Year Ended
	December 31, 2018	December 31, 2017
Expected life (years)	5.5-6.0	5.5-6.1
Risk-free interest rate	2.7%-2.8%	1.9%-2.2%
Volatility	70%-71%	61%-69%
Dividend rate	— %	— %

Summary of Stock Option Transactions

The following table summarizes stock option transactions for the years ended December 31, 2018 and 2017 as issued under the Plans.

	Shares Available	Number of Options	Weighted- Average Exercise Price per	Weighted Average Remaining Contractual Term
	for Grant	Outstanding	Share	(in years)
Balance at January 1, 2017	191,770	581,687	$17.10	8.48
Additional shares authorized	134,295
Amendment to plan to authorize additional shares	1,785,837
Options granted	(622,755)	622,755	$3.04
Options exercised	—	—	—	—
Options canceled/forfeited	177,455	(177,455)	$8.84	—
Balance at December 31, 2017	1,666,602	1,026,987	$9.99	7.94
Additional shares authorized	223,742
Shares allocated to grants of restricted stock units	(99,217)
Options granted	(756,086)	756,086	$1.68
Options exercised	—	—	—	—
Options canceled/forfeited	115,920	(115,920)	$12.72	—
Balance at December 31, 2018	1,150,961	1,667,153	$6.03	8.27
Options vested at December 31, 2018		820,422	$9.85	7.64
Options vested and expected to vest at December 31, 2018		1,667,153	$6.03	8.27